Net Debt - Schedule of Current Assets, Short and Long Term Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	£ 6,292	£ 4,707	£ 3,874
Cash and cash equivalents reported in assets held for sale	0	507	485
Total current assets	20,247	19,491
Short-term borrowings:
Commercial paper	(17)	(3,586)
Bank loans, overdrafts and other	(1,128)	(434)
Drawn bank facility		(1,000)
Lease liabilities	(230)	(240)
Short-term borrowings	(3,725)	(6,918)
Long-term borrowings:
Long-term borrowings	(23,425)	(23,590)
Net debt	(20,780)	(25,215)	£ (21,621)
Long Term Borrowings [Member]
Long-term borrowings:
Lease liabilities	(887)	(1,010)
Other LongTerm Borrowings [member]
Long-term borrowings:
Long-term borrowings	(2)	(20)
New York Stock Exchange [member] | 3.125% US$ US Medium Term Note 2021 [member]
Long-term borrowings:
Long-term borrowings		(944)
New York Stock Exchange [member] | LIBOR +0.35% US$ US Medium Term Note 2021 [member]
Short-term borrowings:
Short-term borrowings	(549)
Long-term borrowings:
Long-term borrowings		(567)
New York Stock Exchange [member] | 2.850% US$ US Medium Term Note 2022 [Member]
Long-term borrowings:
Long-term borrowings	(1,463)	(1,509)
New York Stock Exchange [member] | 2.875% US$ US Medium Term Note 2022
Long-term borrowings:
Long-term borrowings	(1,097)	(1,132)
New York Stock Exchange [member] | 2.800% US$ US Medium Term Note 2023 [member]
Long-term borrowings:
Long-term borrowings	(913)	(941)
New York Stock Exchange [member] | Exchangeable US$ US Medium Term Note 2023 [Member]
Long-term borrowings:
Long-term borrowings	(199)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2023 [member]
Long-term borrowings:
Long-term borrowings	(912)	(941)
New York Stock Exchange [member] | 3.000% US$ US Medium Term Note 2024
Long-term borrowings:
Long-term borrowings	(728)	(751)
New York Stock Exchange [member] | 3.625% US$ US Medium Term Note 2025 [member]
Long-term borrowings:
Long-term borrowings	(728)	(751)
New York Stock Exchange [member] | 0.534% US$ US Medium Term Note 2023 [Member]
Long-term borrowings:
Long-term borrowings	(913)
New York Stock Exchange [member] | 3.875% US$ US Medium Term Note 2028 [member]
Long-term borrowings:
Long-term borrowings	(1,278)	(1,319)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2029
Long-term borrowings:
Long-term borrowings	(723)	(746)
New York Stock Exchange [member] | 5.375% US Medium Term Note 2034 [Member]
Long-term borrowings:
Long-term borrowings	(363)	(375)
New York Stock Exchange [member] | 6.375% US Medium Term Note 2038 [Member]
Long-term borrowings:
Long-term borrowings	(1,996)	(2,061)
New York Stock Exchange [member] | 4.200% US$ US Medium Term Note 2043 [Member]
Long-term borrowings:
Long-term borrowings	(359)	(371)
London Stock Exchange [member] | EURIBOR +0.20% Euro Medium Term Note 2020 [member]
Short-term borrowings:
Short-term borrowings		(638)
London Stock Exchange [member] | 0.000% Euro Medium Term Note 2020 [member]
Short-term borrowings:
Short-term borrowings		(1,020)
London Stock Exchange [member] | EURIBOR +0.60% € Euro Medium Term Note 2021
Long-term borrowings:
Long-term borrowings	(1,351)	(1,281)
London Stock Exchange [member] | 0.000% € Euro Medium Term Note 2021
Short-term borrowings:
Short-term borrowings	(450)
Long-term borrowings:
Long-term borrowings		(426)
London Stock Exchange [member] | 0.125% Euro Medium Term Note 2023 [Member]
Long-term borrowings:
Long-term borrowings	(673)
London Stock Exchange [member] | 0.000% € Euro Medium Term Note 2023
Long-term borrowings:
Long-term borrowings	(450)	(425)
London Stock Exchange [member] | 1.375% Euro Medium Term Notes 2024 [Member]
Long-term borrowings:
Long-term borrowings	(894)	(844)
London Stock Exchange [member] | 4.000% Euro Medium Term Note 2025 [Member]
Long-term borrowings:
Long-term borrowings	(670)	(633)
London Stock Exchange [member] | 1.000% Euro Medium Term Note 2026 [Member]
Long-term borrowings:
Long-term borrowings	(628)	(593)
London Stock Exchange [member] | 1.250% Euro Medium Term Note 2026 [member]
Long-term borrowings:
Long-term borrowings	(896)	(846)
London Stock Exchange [member] | 3.375% Euro Medium Term Note 2027 [Member]
Long-term borrowings:
Long-term borrowings	(595)	(594)
London Stock Exchange [member] | 1.25% Euro Medium Term Note 2028 [Member]
Long-term borrowings:
Long-term borrowings	(742)
London Stock Exchange [member] | 1.375% € Euro Medium Term Note 2029 [Member]
Long-term borrowings:
Long-term borrowings	(447)	(422)
London Stock Exchange [member] | 1.750% Euro Medium Term Note 2030 [member]
Long-term borrowings:
Long-term borrowings	(672)	(635)
London Stock Exchange [member] | 5.250% Euro Medium Term Note 2033 [Member]
Long-term borrowings:
Long-term borrowings	(983)	(983)
London Stock Exchange [member] | 1.625% Euro Medium Term Note 2035 [Member]
Long-term borrowings:
Long-term borrowings	(743)
London Stock Exchange [member] | 6.375% Euro Medium Term Note 2039 [Member]
Long-term borrowings:
Long-term borrowings	(695)	(694)
London Stock Exchange [member] | 5.250% Euro Medium Term Note 2042 [Member]
Long-term borrowings:
Long-term borrowings	(987)	(987)
London Stock Exchange [member] | 4.250% Euro Medium Term Note 2045 [Member]
Long-term borrowings:
Long-term borrowings	(789)	(789)
Net debt [member]
Current assets:
Liquid investments	78	79
Cash and cash equivalents	6,292	4,707
Cash and cash equivalents reported in assets held for sale		507
Total current assets	£ 6,370	£ 5,293